Lease Liabilities	12 Months Ended
Dec. 31, 2019
Lease Liabilities [Abstract]
Lease Liabilities

24. LEASE LIABILITIES

Total
As at January 1, 2019 (Note 4)	1,494
Additions	590
Interest Expense (Note 6)	82
Lease Payments	(232)
Terminations	(11)
Re-measurement	15
Exchange Rate Movements and Other	(22)
As at December 31, 2019	1,916
Less: Current Portion	196
Long-Term Portion	1,720

The Company has lease liabilities for contracts related to office space, railcars, barges, storage assets, drilling rigs, and other refining and field equipment. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Discount rates during the year ended December 31, 2019 were between 2.7 percent and 5.7 percent, depending on the duration of the lease term.

For the years ended December 31,	2019
Variable Lease Payments	19
Short-Term Lease Payments	13

The Company has variable lease payments related to property taxes for real estate contracts. Short-term leases are leases with terms of twelve months or less.

The Company has included extension options in the calculation of finance lease liabilities where the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.